Equipment (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [abstract]
Summary of Property, Plant and Equipment

The table below sets out costs and accumulated depreciation as at December 31, 2020 and 2019:

	Exploration Equipment	Computer Equipment	Computer Software	Total
Cost
Balance – December 31, 2018, 2019 and 2020	67	15	136	218

Accumulated Amortization
Balance – December 31, 2018	43	9	126	178
Amortization	5	3	4	12
Balance – December 31, 2019	48	12	130	190
Amortization	4	1	2	7
Balance – December 31, 2020	52	13	132	197

Carrying Amount
As at December 31, 2019	19	3	6	28
As at December 31, 2020	15	2	4	21